                                                   Filed Pursuant to Rule 497(e)
                                                   Registration File No. 2-57209

                         SUPPLEMENT DATED MARCH 31 2006
                                       TO
                                  DAVIS SERIES
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

As of March 31, 2006 the following non-fundamental restriction has been removed from Davis Appreciation & Income Fund:

Convertible Securities  Under normal circumstances, Davis Appreciation & Income
Fund invests at least 50% of its total assets in convertible securities.